Income Tax - Schedule of Loss Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (156,970,922)	$ (22,108,894)	¥ (119,132,855)	¥ (457,866,566)
Chinese mainland [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(26,949,379)		(5,321,124)	(7,911,282)
Hong Kong [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(22,030,473)		(9,743,991)	(69,607,124)
Cayman Islands [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(101,652,195)		(104,067,740)	(380,348,160)
United states [Member]
Schedule of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (6,338,875)